Consolidated statement of changes in stockholders' equity - EUR (€) € in Thousands	Share capital	Treasury Shares, at cost	Additional paid-in capital	Foreign currency translation	Revaluation reserve	Retained Earnings	Total
Beginning balance at Dec. 31, 2022	€ 176,953		€ 1,440,010	€ (16,289)	€ (21,113)	€ (392,377)	€ 1,187,184
Beginning balance (Shares) at Dec. 31, 2022	176,952,653						176,953,000
Exercised stock options	€ 233						€ 233
Exercised stock options (shares)	233,083
Stock option plan			9,630				9,630
Transaction costs			14				14
Other comprehensive income				(1,760)	8,519		6,759
Net income (loss) for the period						(83,913)	(83,913)
Total comprehensive income (loss)				(1,760)	8,519	(83,913)	(77,153)
Ending balance at Dec. 31, 2023	€ 177,186		1,449,654	(18,049)	(12,594)	(476,290)	€ 1,119,908
Ending balance (Shares) at Dec. 31, 2023	177,185,736						177,186,000
Exercised stock options	€ 368						€ 368
Exercised stock options (shares)	367,720
Stock option plan			5,034				5,034
Other comprehensive income				23,127	167		23,294
Net income (loss) for the period						(196,078)	(196,078)
Total comprehensive income (loss)				23,127	167	(196,078)	(172,785)
Ending balance at Dec. 31, 2024	€ 177,553		1,454,688	5,078	(12,427)	(672,370)	€ 952,525
Ending balance (Shares) at Dec. 31, 2024	177,553,456						177,553,000
Exercised stock options	€ 225						€ 225
Exercised stock options (shares)	225,451						225,451
Stock option plan			3,778				€ 3,778
Purchase of treasury shares		€ (1,548)					(1,548)
Other comprehensive income				(39,032)	1,273		(37,759)
Net income (loss) for the period						(103,517)	(103,517)
Total comprehensive income (loss)				(39,032)	1,273	(103,517)	(141,276)
Ending balance at Dec. 31, 2025	€ 177,779	€ (1,548)	€ 1,458,466	€ (33,954)	€ (11,154)	€ (775,887)	€ 813,704
Ending balance (Shares) at Dec. 31, 2025	177,778,907						177,778,907